Analysis of the net investment in business interests and intangible assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of the net investment in business interests and intangible assets
Fair value given for businesses acquired	£ (131)	£ (87)	£ (59)
Net outflow of cash in respect of acquisitions	(131)	(87)	(59)
Net assets/(liabilities) sold	177	(400)	(2,041)
Non-cash consideration	(15)	(5)
Profit on disposals	155	22	1,135
Net cash and cash equivalents disposed		55	1,959
Net inflow/(outflow) of cash in respect of disposals	317	(328)	1,053
Dividends received from associates	(1)	9	11
Cash expenditure on intangible assets	(384)	(480)	(614)
Net (outflow)/inflow	£ (199)	£ (886)	£ 391